UNPROVEN MINERAL RIGHT INTERESTS	12 Months Ended
Jun. 30, 2011
Unproven Mineral Right Interests [Abstract]
UNPROVEN MINERAL RIGHT INTERESTS

3. UNPROVEN MINERAL RIGHT INTERESTS

Kimber’s mineral rights are located in the States of Chihuahua and Estado de Mexico, Mexico.

During the year ended June 30, 2011, Kimber capitalized $6,191,767 of costs to unproven mineral right interests (2010 - $1,703,676), net of write downs (Schedule).

Monterde Property

The Monterde Property consists of the Monterde concessions, the contiguous El Coronel concessions and staked concessions. The entire Monterde Property is comprised of 35 mineral concessions totaling 29,296 hectares in the Sierra Madre in the State of Chihuahua, Mexico.

Monterde concessions

Kimber owns a 100% interest in the Monterde concessions having acquired the concessions by payment of consideration of $1,476,719 (US$1,129,900).

El Coronel concessions

Kimber owns a 100% interest in the El Coronel mineral concessions by having made payments of $1,206,958 (US$1,000,000).

Staked concessions

Kimber has a 100% interest in concessions that were staked adjacent to the Monterde concessions and El Coronel concessions. There are no payment obligations for these staked concessions aside from semi-annual taxes.

Setago Property

The Setago Property has a property area of 10,069 hectares and lies approximately 24 kilometres to the west of the Monterde Property. Kimber staked one exploration concession in 2006 and two exploration concessions during the year ended June 30, 2008. The property requires no further payments other than for semi-annual taxes.

During the year ended June 30, 2010, the decision was made to discontinue exploration activities on the Setago property based on Kimber’s exploration priorities at Monterde. Capitalized expenditures at the Setago property in the amount of $124,363 were deemed to be impaired and were written off during the year ended June 30, 2010.

Pericones Property

Kimber owns Pericones, a property in Estado de Mexico, covering a total area of 11,890 hectares. Mapping and sampling commenced on the Pericones property during the year ended June 30, 2008. The property requires no payments other than for semi-annual taxes.

During the year ended June 30, 2010, the decision was made to discontinue exploration activities on the Pericones property based on Kimber’s exploration priorities at Monterde. Capitalized expenditures at the Pericones property in the amount of $1,245,170 were deemed to be impaired and were written off during the year ended June 30, 2010.